Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

12. Earnings per share

	2021	2020	2019
	EURm	EURm	EURm
Profit or loss attributable to equity holders of the parent
Continuing operations	1 632	(2 520)	14
Discontinued operations	(9)	(3)	(7)
Profit/(loss) for the year	1 623	(2 523)	7
	000s shares	000s shares	000s shares
Weighted average number of shares outstanding	5 630 025	5 612 418	5 599 912
Effect of potentially dilutive shares
Performance shares	50 300	19 780	24 072
Restricted shares and other	3 910	3 884	2 391
Total effect of potentially dilutive shares	54 210	23 664	26 463
Adjusted weighted average number of shares	5 684 235	5 636 082	5 626 375

Earnings per share	EUR	EUR	EUR
Basic earnings per share
Continuing operations	0.29	(0.45)	0.00
Discontinued operations	0.00	0.00	0.00
Profit/(loss) for the year	0.29	(0.45)	0.00
Diluted earnings per share
Continuing operations	0.29	(0.45)	0.00
Discontinued operations	0.00	0.00	0.00
Profit/(loss) for the year	0.29	(0.45)	0.00

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares. Potential ordinary shares are excluded from the calculation of diluted earnings per share when they are determined to be antidilutive.

In 2020, the effect of potentially dilutive shares was excluded from the calculation of diluted earnings per share as it was determined to be antidilutive due to the loss from continuing operations.